SCHEDULE OF PRELIMINARY ALLOCATION TO INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 3,340
Total intangible assets	$ 150,340	$ 147,000
Total intangible assets, term	9 years 7 months 6 days
NPS Holdings Limited [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 94,000
Total intangible assets	94,000
Gulf Energy [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	53,000
NPS Holdings Limited and Gulf Energy SAOC [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	147,000
Customer Contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 2,900
Total intangible assets, term	8 years
Total intangible assets	$ 124,400	121,500
Total intangible assets, term	10 years
Customer Contracts [Member] | NPS Holdings Limited and Gulf Energy SAOC [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 121,500
Customer Contracts [Member] | NPS Holdings Limited [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	77,000
Customer Contracts [Member] | Gulf Energy [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 44,500
Customer Contracts [Member] | NPS Holdings Limited and Gulf Energy SAOC [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets, term	10 years
Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 440
Total intangible assets, term	2 years
Total intangible assets	$ 25,940	$ 25,500
Total intangible assets, term	7 years 10 months 24 days
Trademarks and Trade Names [Member] | NPS Holdings Limited [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 17,000
Trademarks and Trade Names [Member] | Gulf Energy [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	8,500
Trademarks and Trade Names [Member] | NPS Holdings Limited and Gulf Energy SAOC [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 25,500
Total intangible assets, term	8 years